ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 31,007	$ 50,364
Measurement period adjustments		1,303
Land sales	(17,226)	(20,660)
Balance at end of period	$ 13,781	$ 31,007